Average Annual Total Returns - Direxion Daily FTSE Europe Bull 3X Shares	Direxion Daily FTSE Europe Bull 3X Shares 1 Year	Direxion Daily FTSE Europe Bull 3X Shares 5 Years	Direxion Daily FTSE Europe Bull 3X Shares Since Inception	Direxion Daily FTSE Europe Bull 3X Shares Inception Date	Direxion Daily FTSE Europe Bull 3X Shares Return After Taxes on Distributions 1 Year	Direxion Daily FTSE Europe Bull 3X Shares Return After Taxes on Distributions 5 Years	Direxion Daily FTSE Europe Bull 3X Shares Return After Taxes on Distributions Since Inception	Direxion Daily FTSE Europe Bull 3X Shares Return After Taxes on Distributions Inception Date	Direxion Daily FTSE Europe Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Direxion Daily FTSE Europe Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Direxion Daily FTSE Europe Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Direxion Daily FTSE Europe Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	FTSE Developed Europe All Cap Index (reflects no deduction for fees, expenses or taxes) 1 Year	FTSE Developed Europe All Cap Index (reflects no deduction for fees, expenses or taxes) 5 Years	FTSE Developed Europe All Cap Index (reflects no deduction for fees, expenses or taxes) Since Inception	FTSE Developed Europe All Cap Index (reflects no deduction for fees, expenses or taxes) Inception Date
Total	(23.77%)	2.16%	(5.39%)	Jan. 22, 2014	(23.92%)	1.93%	(5.56%)	Jan. 22, 2014	(14.07%)	1.65%	(3.93%)	Jan. 22, 2014	6.54%	7.29%	3.98%	Jan. 22, 2014